AMENDED AND RESTATED

BYLAWS

OF

ROYCE MICRO-CAP TRUST, INC.

A Maryland Corporation


ARTICLE I

MEETINGS OF STOCKHOLDERS

	SECTION 1.	  Place.  All meetings of
stockholders of Royce Micro-Cap Trust, Inc. (the
"Corporation") shall be held in the United States at the principal executive office of the Corporation or at such other place as shall be set by the Board of Directors and stated in the notice of the meeting.

	SECTION 2.  	Annual Meeting.  An
annual meeting of the stockholders for the election of directors and the transaction of any business within the powers of the Corporation shall be held on a date and at the time set by the Board of Directors.

            SECTION 3.  Special Meetings.

            (a)  General.  The President or the
Board of Directors may call a special meeting of the stockholders. Subject to Section 3(b) of this Article I, a special meeting of stockholders shall also be called by the Secretary of the Corporation upon the written request of the stockholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting.

            (b)  Stockholder Requested Special
Meetings. (1) Any stockholder of record seeking to have stockholders request a special meeting shall, by sending written notice to the Secretary (the "Record
Date Request Notice") by registered mail, return receipt requested, request the Board of Directors to fix a record date to determine the stockholders entitled to request a special meeting (the "Request
Record Date"). The Record Date Request Notice shall set forth the purpose of the meeting and the matters proposed to be acted on at it, shall be signed by one or more stockholders of record as of the date of signature (or their agents duly authorized in writing), shall bear the date of signature of each such stockholder (or such agent) and shall set forth all information relating to each such stockholder that must be disclosed in solicitations of proxies for election of directors in an election contest (even if an election contest is not involved), or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Securities
Exchange Act of 1934, as amended (the "Exchange
Act").  Upon receiving the Record Date Request
Notice, the Board of Directors may fix a Request
Record Date. The Request Record Date shall not precede and shall not be more than ten (10) days after the close of business on the date on which the resolution fixing the Request Record Date is adopted by the Board of Directors. If the Board of Directors, within ten (10) days after the date on which a valid
Record Date Request Notice is received, fails to adopt a resolution fixing the Request Record Date and make a public announcement of such Request
Record Date, the Request Record Date shall be the close of business on the tenth (10th) day after the first date on which the Record Date Request Notice is received by the Secretary.

            	(2)  In order for any
stockholder to request a special meeting, one or more written requests for a special meeting signed by stockholders of record (or their agents duly authorized in writing) as of the Request Record Date entitled to cast not less than a majority (the "Special
Meeting Percentage") of all of the votes entitled to be cast at such meeting (the "Special Meeting Request") shall be delivered to the Secretary. In addition, the Special Meeting Request shall set forth the purpose of the meeting and the matters proposed to be acted on at it (which shall be limited to the matters set forth in the Record Date Request Notice received by the Secretary), shall bear the date of signature of each such stockholder (or such agent) signing the Special
Meeting Request, shall set forth the name and address, as they appear in the Corporation's books, of each stockholder signing such request (or on whose behalf the Special Meeting Request is signed), the class, series and number of all shares of stock of the Corporation which are owned by each such stockholder, and the nominee holder for, and number of, shares owned beneficially but not of record, shall be sent to the Secretary by registered mail, return receipt requested, and shall be received by the Secretary within sixty (60) days after the Request
Record Date. Any requesting stockholder may revoke his, her or its request for a special meeting at any time by written revocation delivered to the Secretary.

            	(3)  The Secretary shall inform
the requesting stockholders of the reasonably estimated cost of preparing and mailing the notice of meeting (including the Corporation's proxy materials). The Secretary shall not be required to call a special meeting upon stockholder request and such meeting shall not be held unless, in addition to the documents required by subsection (2) of this Section
3(b), the Secretary receives payment of such reasonably estimated cost prior to the mailing of any notice of the meeting.

            	(4)  Except as provided in the
next sentence, any special meeting shall be held at such place, date and time as may be designated by the President or the Board of Directors, whoever has called the meeting. In the case of any special meeting called by the Secretary upon the request of stockholders (a "Stockholder Requested Meeting"), such meeting shall be held at such place, date and time as may be designated by the Board of Directors;
provided, however, that the date of any Stockholder
Requested Meeting shall be not more than ninety (90) days after the record date for such meeting (the
"Meeting Record Date"); and provided further that if the Board of Directors fails to designate, within ten
(10) days after the date that a valid Special Meeting
Request is actually received by the Secretary (the
"Delivery Date"), a date and time for a Stockholder
Requested Meeting, then such meeting shall be held at 2:00 p.m. local time on the ninetieth (90th) day after the Meeting Record Date or, if such ninetieth
(90th) day is not a Business Day (as defined below), on the first preceding Business Day; and provided further that in the event that the Board of Directors fails to designate a place for a Stockholder Requested
Meeting within ten (10) days after the Delivery Date, then such meeting shall be held at the principal executive office of the Corporation. In fixing a date for any special meeting, the President or the Board of Directors may consider such factors as he, she or it deems relevant within the good faith exercise of business judgment, including, without limitation, the nature of the matters to be considered, the facts and circumstances surrounding any request for meeting and any plan of the Board of Directors to call an annual meeting or a special meeting. In the case of any Stockholder Requested Meeting, if the Board of Directors fails to fix a Meeting Record Date that is a date within thirty (30) days after the Delivery Date, then the close of business on the thirtieth (30th) day after the Delivery Date shall be the Meeting Record
Date.

            	(5)  If at any time as a result of
written revocations of requests for the special meeting, stockholders of record (or their agents duly authorized in writing) as of the Request Record Date entitled to cast less than the Special Meeting
Percentage shall have delivered and not revoked requests for a special meeting, the Secretary may refrain from mailing the notice of the meeting or, if the notice of the meeting has been mailed, the Secretary may revoke the notice of the meeting at any time before ten (10) days before the commencement of the meeting if the Secretary has first sent to all other requesting stockholders written notice of any revocation of a request for the special meeting and written notice of the Secretary's intention to revoke the notice of the meeting. Any request for a special meeting received after a revocation by the Secretary of a notice of a meeting shall be considered a request for a new special meeting.

            	(6)  The Board of Directors or
the President may appoint independent inspectors of elections to act as the agent of the Corporation for the purpose of promptly performing a ministerial review of the validity of any purported Special Meeting
Request received by the Secretary. For the purpose of permitting the inspectors to perform such review, no such purported request shall be deemed to have been delivered to the Secretary until the earlier of (i) five (5) Business Days after receipt by the Secretary of such purported request and (ii) such date as the independent inspectors certify to the Corporation that the valid requests received by the Secretary represent at least a majority of the issued and outstanding shares of stock that would be entitled to vote at such meeting. Nothing contained in this subsection (6) shall in any way be construed to suggest or imply that the Corporation or any stockholder shall not be entitled to contest the validity of any request, whether during or after such five (5) Business Day period, or to take any other action (including, without limitation, the commencement, prosecution or defense of any litigation with respect thereto, and the seeking of injunctive relief in such litigation).

            	(7)  For purposes of these
Bylaws, "Business Day" shall mean any day other than a Saturday, a Sunday or a day on which banking institutions in the State of New York are authorized or obligated by law or executive order to close.

		SECTION 4.  Notice of Meetings.
Not less than ten nor more than 90 days before each meeting of stockholders, the Secretary shall give to each stockholder entitled to vote at such meeting and to each stockholder not entitled to vote who is entitled to notice of the meeting notice in writing or by electronic transmission stating the time and place of the meeting and, in the case of a special meeting or as otherwise may be required by any statute, the purpose for which the meeting is called, either by mail, by presenting it to such stockholder personally, by leaving it at the stockholder's residence or usual place of business or by any other means permitted by Maryland law. If mailed, such notice shall be deemed to be given when deposited in the United States mail addressed to the stockholder at the stockholder's address as it appears on the records of the Corporation, with postage thereon prepaid. If transmitted electronically, such notice shall be deemed to be given when transmitted to the stockholder by an electronic transmission to any address or number of the stockholder at which the stockholder receives electronic transmissions. The Corporation may give a single notice to all stockholders who share an address, which single notice shall be effective as to any stockholder at such address, unless a stockholder objects to receiving such single notice or revokes a prior consent to receiving such single notice. Failure to give notice of any meeting to one or more stockholders, or any irregularity in such notice, shall not affect the validity of any meeting fixed in accordance with this Article II or the validity of any proceedings at any such meeting.

               Subject to Section 12(a) of this Article II, any business of the Corporation may be transacted at an annual meeting of stockholders without being specifically designated in the notice, except such business as is required by any statute to be stated in such notice. No business shall be transacted at a special meeting of stockholders except as specifically designated in the notice. The
Corporation may postpone or cancel a meeting of stockholders by making a public announcement (as defined in Section 12(c)(3) of this Article I) of such postponement or cancellation prior to the meeting.
Notice of the date, time and place to which the meeting is postponed shall be given not less than ten days prior to such date and otherwise in the manner set forth in this Section.

      SECTION 5.  Quorum.  The presence in
person or by proxy of stockholders of the Corporation entitled to cast at least a majority of the votes entitled to be cast shall constitute a quorum at each meeting of the stockholders, except with respect to any such matter that, under applicable statutes or regulatory requirements or the charter of the Corporation, requires approval by a separate vote of one or more classes of stock, in which case the presence in person or by proxy of the holders of shares entitled to cast a majority of the votes entitled to be cast by each such class on such a matter shall constitute a quorum. In the absence of a quorum, the chairman of the meeting without notice other than by announcement at the meeting, may adjourn the meeting from time to time as provided in Section 6 of this Article I until a quorum shall attend. The stockholders present at any duly organized meeting may continue to do business until adjournment, notwithstanding the withdrawal of enough stockholders to leave less than a quorum. The lack of presence at any meeting in person or by proxy of holders of the number of shares of stock of the Corporation of the proportion that may be required by the Maryland General Corporation Law (the
"MGCL"), the Investment Company Act of 1940, as amended (the "Investment Company Act"), or other applicable statute, the Corporation's charter (the
"Charter") or these Bylaws, for action upon any given matter shall not prevent action at the meeting on any other matter or matters that may properly come before the meeting, so long as there are present, in person or by proxy, holders of the number of shares of stock of the Corporation required for action upon the other matter or matters.

            SECTION 6.  Adjournment.  Any
meeting of the stockholders may be adjourned from time to time, without notice other than by announcement at the meeting at which the adjournment is taken. At any adjourned meeting at which a quorum shall be present, any action may be taken that could have been taken at the meeting originally called. A meeting of the stockholders may not be adjourned to a date more than one hundred twenty (120) days after the original record date, unless a new record date is set by the Board of Directors and further notice is provided to the stockholders.

            SECTION 7.  Organization and
Conduct. Every meeting of stockholders shall be conducted by an individual appointed by the Board of Directors to be chairman of the meeting or, in the absence of such appointment, by the Chairman of the Board, if any, or, in the case of a vacancy in the office or absence of the Chairman of the Board, by one of the following officers present at the meeting: the Vice Chairman of the Board, if any, the President, any Vice President, the Secretary, the Treasurer or, in the absence of such officers, a chairman chosen by the stockholders by the vote of a majority of the votes cast by stockholders present in person or by proxy.
The Secretary or, in the Secretary's absence, an Assistant Secretary or, in the absence of both the Secretary and Assistant Secretaries, an individual appointed by the Board of Directors or, in the absence of such appointment, an individual appointed by the chairman of the meeting shall act as secretary. In the event that the Secretary presides at a meeting of the stockholders, an Assistant Secretary, or, in the absence of Assistant Secretaries, an individual appointed by the Board of Directors or the chairman of the meeting, shall record the minutes of the meeting. The order of business and all other matters of procedure at any meeting of stockholders shall be determined by the chairman of the meeting. The chairman of the meeting may prescribe such rules, regulations and procedures and take such action as, in the discretion of such chairman, are appropriate for the proper conduct of the meeting, including, without limitation, (a) restricting admission to the time set for the commencement of the meeting; (b) limiting attendance at the meeting to stockholders of record of the Corporation, their duly authorized proxies or other such individuals as the chairman of the meeting may determine; (c) limiting participation at the meeting on any matter to stockholders of record of the Corporation entitled to vote on such matter, their duly authorized proxies or other such individuals as the chairman of the meeting may determine; (d) limiting the time allotted to questions or comments by participants; (e) maintaining order and security at the meeting; (f) removing any stockholder or any other individual who refuses to comply with meeting procedures, rules or guidelines as set forth by the chairman of the meeting; and (g) recessing or adjourning the meeting to a later date and time and place announced at the meeting. Unless otherwise determined by the chairman of the meeting, meetings of stockholders shall not be required to be held in accordance with the rules of parliamentary procedure.

            SECTION 8.  Voting; Proxies.  A
majority of the votes entitled to be cast in the election of directors shall be required to elect a director. Each share may be voted for as many individuals as there are directors to be elected and for whose election the share is entitled to be voted. A majority of the votes cast at a meeting of stockholders duly called and at which a quorum is present shall be sufficient to approve any other matter which may properly come before the meeting, unless a different vote is required by statute or by the Charter. Unless otherwise provided by statute or in the Charter, each outstanding share, regardless of class, shall be entitled to one vote on each matter submitted to a vote at a meeting of stockholders.

	Each stockholder entitled to vote at any meeting of stockholders may authorize another person or persons to act for him by a proxy signed by the stockholder or his attorney-in-fact or a proxy in such other form as may be permitted by the MGCL, including electronic transmission from the stockholder or his authorized agent. A stockholder may authorize another person or persons to act as proxy by telephone or by transmitting, or authorizing the transmission of, a telegram, cablegram, datagram or other means of electronic transmission to the person or persons authorized to act as proxy or to a proxy solicitation firm, proxy support service organization or other person authorized by the person or persons who will act as proxy to receive the transmission. No proxy shall be valid after the expiration of eleven (11) months from the date thereof, unless otherwise provided in the proxy.
Every proxy shall be revocable at the pleasure of the stockholder executing it, except in those cases in which the proxy states that it is irrevocable and in which an irrevocable proxy is permitted by law.

            SECTION 9.  Fixing of Record Date
for Determining Stockholders Entitled to Notice and to Vote at Meeting. The Board of Directors may set a record date for the purpose of determining stockholders entitled to notice of, and to vote at, any meeting of the stockholders. The record date for a particular meeting shall be not more than ninety (90) nor fewer than ten (10) days before the date of the meeting. All persons who were holders of record of shares as of the record date of a meeting, and no others, shall be entitled to vote at such meeting and any adjournment thereof.

            SECTION 10.  Inspectors.  The Board
of Directors may, in advance of any meeting of stockholders, appoint one (1) or more inspectors to act at the meeting or at any adjournment of the meeting. If the inspectors shall not be so appointed or if any of them shall fail to appear or act, the chairman of the meeting may appoint inspectors. Each inspector, before entering upon the discharge of his duties, shall, if required by the chairman of the meeting, take and sign an oath to execute faithfully the duties of inspector of the meeting with strict impartiality and according to the best of his ability.
The inspectors shall determine the number of shares outstanding and the voting power of each share, the number of shares represented at the meeting, the existence of a quorum and the validity and effect of proxies, and shall receive votes, ballots or consents, hear and determine all challenges and questions arising in connection with the right to vote, count and tabulate all votes, ballots or consents, determine the result and do those acts as are proper to conduct the election or vote with fairness to all stockholders. On request of the chairman of the meeting or any stockholder entitled to vote at the meeting, the inspectors shall make a report in writing of any challenge, request or matter determined by them and shall execute a certificate of any fact found by them.
No director or candidate for the office of director shall act as inspector of an election of directors.
Inspectors need not be stockholders of the Corporation.

            SECTION 11.  Consent of
Stockholders in Lieu of Meeting. Except as otherwise provided by statute or the Charter, any action required to be taken at any annual or special meeting of stockholders, or any action that may be taken at any annual or special meeting of the stockholders, may be taken without a meeting, without prior notice and without a vote, if the following are filed with the records of stockholders' meetings: (a) a unanimous written consent that sets forth the action and is signed by each stockholder entitled to vote on the matter and (b) a written waiver of any right to dissent signed by each stockholder entitled to notice of the meeting but not entitled to vote at the meeting.

		SECTION 12.   Advance Notice of
Stockholder Nominees for Director and Other
Stockholder Proposals.

		(a)  Annual Meetings of
Stockholders. (1) Nominations of individuals for election to the Board of Directors and the proposal of other business to be considered by the stockholders may be made at an annual meeting of stockholders (i) pursuant to the Corporation's notice of meeting, (ii) by or at the direction of the Board of Directors or (iii) by any stockholder of the Corporation who was a stockholder of record both at the time of giving of notice provided for in this
Section 12(a) and at the time of the annual meeting, who is entitled to vote at the meeting and who has complied with this Section 12(a).

			(2)	For nominations or
other business to be properly brought before an annual meeting by a stockholder pursuant to clause
(iii) of subsection (1) of this Section 12(a), the stockholder must have given timely notice thereof in writing to the Secretary of the Corporation and such other business must otherwise be a proper matter for action by the stockholders. To be timely, a stockholder's notice shall set forth all information required under this Section 12 and shall be delivered to the Secretary at the principal executive office of the Corporation not less than ninety (90) days nor more than one hundred twenty (120) days prior to the first anniversary of the date of mailing of the notice for the preceding year's annual meeting; provided, however, that in the event that the date of the mailing of the notice for the annual meeting is advanced or delayed by more than thirty
(30) days from the first anniversary of the date of mailing of the notice for the preceding year's annual meeting, notice by the stockholder to be timely must be so delivered not earlier than the one hundred twentieth (120th) day prior to the date of mailing of the notice for such annual meeting and not later than the close of business on the later of the ninetieth (90th) day prior to the date of mailing of the notice for such annual meeting or the tenth
(10th) day following the day on which public announcement of the date of mailing of the notice for such meeting is first made. In no event shall the public announcement of a postponement or adjournment of an annual meeting commence a new time period for the giving of a stockholder's notice as described above. Such stockholder's notice shall set forth (i) as to each individual whom the stockholder proposes to nominate for election or reelection as a director, (A) the name, age, business address and residence address of such individual,
(B) the class, series and number of any shares of stock of the Corporation that are beneficially owned by such individual, (C) whether such stockholder believes any such individual is, or is not, an "interested person" of the Corporation (as defined in the Investment Company Act) and information regarding such individual that is sufficient, in the discretion of the Board of Directors or any committee thereof or any authorized officer of the Corporation, to make such determination and (D) all other information relating to such individual that is required to be disclosed in solicitations of proxies for election of directors in an election contest (even if an election contest is not involved), or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Exchange Act and the rules thereunder
(including such individual's written consent to being named in the proxy statement as a nominee and to serving as a director if elected); (ii) as to any other business that the stockholder proposes to bring before the meeting, a description of the business desired to be brought before the meeting, the reasons for proposing such business at the meeting and any material interest in such business of such stockholder and any Stockholder Associated
Person (as defined below), individually or in the aggregate, including any anticipated benefit to the stockholder and any Stockholder Associated Person therefrom; (iii) as to the stockholder giving the notice and any Stockholder Associated Person, the class, series and number of all shares of stock of the Corporation which are owned by such stockholder and by such Stockholder Associated Person, if any, and the nominee holder for, and number of, shares owned beneficially but not of record by such stockholder and by any such Stockholder
Associated Person and (iv) as to the stockholder giving the notice and any Stockholder Associated
Person covered by clauses (ii) or (iii) of subsection
(2) of this Section 12(a), the name and address of such stockholder, as they appear on the Corporation's stock ledger and current name and address, if different, and of such Stockholder
Associated Person.

			(3)  Notwithstanding
anything in this Section 12(a) to the contrary, in the event the Board of Directors increases or decreases the maximum or minimum number of directors in accordance with Article II, Section 2, and there is no public announcement of such action at least one hundred (100) days prior to the first anniversary of the date of mailing of the notice for the preceding year's annual meeting, a stockholder's notice required by this Section 12(a) shall also be considered timely, but only with respect to nominees for any new positions created by such increase, if it shall be delivered to the Secretary at the principal executive office of the Corporation not later than the close of business on the tenth (10th) day following the day on which such public announcement is first made by the Corporation.

			(4)  For purposes of this
Section 12, "Stockholder Associated Person" of any stockholder shall mean (i) any person controlling, directly or indirectly, or acting in concert with, such stockholder, (ii) any beneficial owner of shares of stock of the Corporation owned of record or beneficially by such stockholder and (iii) any person controlling, controlled by or under common control with such Stockholder Associated Person.

		(b)  Special Meetings of
Stockholders. Only such business shall be conducted at a special meeting of stockholders as shall have been brought before the meeting pursuant to the Corporation's notice of meeting.
Nominations of individuals for election to the Board of Directors may be made at a special meeting of stockholders at which directors are to be elected (i) pursuant to the Corporation's notice of meeting, (ii) by or at the direction of the Board of Directors or
(iii) provided that the Board of Directors has determined that directors shall be elected at such special meeting, by any stockholder of the Corporation who is a stockholder of record both at the time of giving of notice provided for in this
Section 12 and at the time of the special meeting, who is entitled to vote at the meeting and who complied with the notice procedures set forth in this
Section 12.  In the event the Corporation calls a
special meeting of stockholders for the purpose of electing one or more individuals to the Board of Directors, any such stockholder may nominate an individual or individuals (as the case may be) for election as a director as specified in the Corporation's notice of meeting, if the stockholder's notice required by subsection (2) of
Section 12(a) of this Article I shall be delivered to the Secretary at the principal executive office of the Corporation not earlier than the one hundred twentieth (120th) day prior to such special meeting and not later than the close of business on the later of the ninetieth (90th) day prior to such special meeting or the tenth (10th) day following the day on which public announcement is first made of the date of the special meeting and of the nominees proposed by the Board of Directors to be elected at such meeting. In no event shall the public announcement of a postponement or adjournment of a special meeting commence a new time period for the giving of a stockholder's notice as described above.

		(c)  General.  (1)  Upon written
request by the Secretary or the Board of Directors or any committee thereof, any stockholder proposing a nominee for election as a director or any proposal for other business at a meeting of stockholders shall provide, within five (5) Business
Days of delivery of such request (or such other period as may be specified in such request), written verification, satisfactory, in the discretion of the Board of Directors or any committee thereof or any authorized officer of the Corporation, to demonstrate the accuracy of any information submitted by the stockholder pursuant to this
Section 12.  If a stockholder fails to provide such
written verification within such period, the information as to which written verification was requested may be deemed not to have been provided in accordance with this Section 12.

			(2)  Only such individuals
who are nominated in accordance with this Section
12 shall be eligible for election as directors, and only such business shall be conducted at a meeting of stockholders as shall have been brought before the meeting in accordance with this Section 12. The chairman of the meeting shall have the power to determine whether a nomination or any other business proposed to be brought before the meeting was made or proposed, as the case may be, in accordance with this Section 12.

			(3)  For purposes of this
Section 12, (a) the "date of mailing of the notice" shall mean the date of the proxy statement for the solicitation of proxies for election of directors and
(b) "public announcement" shall mean disclosure (i) in a press release reported by the Dow Jones News
Service, Associated Press or comparable news service or (ii) in a document publicly filed by the Corporation with the Securities and Exchange
Commission pursuant to the Exchange Act or the Investment Company Act.

			(4)  Notwithstanding the
foregoing provisions of this Section 12, a stockholder shall also comply with all applicable requirements of state law, the Exchange Act and the Investment Company Act and the rules and regulations thereunder with respect to the matters set forth in this Section 12. Nothing in this Section
12 shall be deemed to affect any right of a stockholder to request inclusion of a proposal in, nor the right of the Corporation to omit a proposal from, the Corporation's proxy statement pursuant to Rule 14a-8 (or any successor provision) under the Exchange Act.
ARTICLE II

BOARD OF DIRECTORS

            SECTION 1.  General Powers.
Except as otherwise provided in the Charter, the business and affairs of the Corporation shall be managed under the direction of the Board of Directors. All powers of the Corporation may be exercised by or under authority of the Board of Directors except as conferred on or reserved to the stockholders by law, by the Charter or by these Bylaws.

            SECTION 2.  Number, Classification,
Election and Term of Directors. The number of directors shall be fixed from time to time by resolution of the Board of Directors adopted by a majority of the directors then in office; provided, however, that the number of directors shall in no event be fewer than three (3) nor, subject to the charter of the Corporation, more than eleven (11).
Pursuant to the Corporation's election to be subject to
Section 3-803 of the MGCL, the directors, excluding directors elected separately by holders of preferred stock of the Corporation (the "Preferred Stock
Directors"), shall be divided into three classes, as nearly equal in number as possible, with the term of office of the first class to expire at the first subsequent annual meeting of stockholders, and the term of office of the second class to expire at the second subsequent annual meeting of stockholders, and the term of office of the third class to expire at the third subsequent annual meeting of stockholders. At each annual meeting of stockholders, successors to the class of directors whose term expires at that annual meeting shall be elected for a three year term and the Preferred Stock Directors, if any, shall be elected for a one year term, and each director elected shall hold office until his successor is elected and qualifies, until his death or until he shall have resigned or have been removed as provided in these Bylaws, or as otherwise provided by statute or the Charter. Any vacancy on the Board of Directors may be filled in accordance with Section 5 of this Article II. No reduction in the number of directors shall have the effect of removing any director from office prior to the expiration of his term unless the director is specifically removed pursuant to Section 4 of this Article II at the time of the decrease. A director need not be a stockholder of the Corporation, a citizen of the United States or a resident of the State of Maryland.

            SECTION 3.  Resignation.  A director
of the Corporation may resign at any time by giving written notice of his resignation to the Board of Directors or to the President or the Secretary of the Corporation. Any resignation shall take effect immediately upon its receipt or at such later time specified in the resignation. Unless the resignation states otherwise, acceptance of a resignation shall not be necessary to make it effective.

            SECTION 4.  Removal of Directors.
Any director of the Corporation may be removed by the stockholders, with or without cause, by a vote of a majority of the votes entitled to be cast for the election of directors.

            SECTION 5.  Vacancies.  Subject to
the provisions of the Investment Company Act, any vacancies in the Board of Directors, whether arising from death, resignation, removal or any other cause except an increase in the number of directors, shall be filled by a vote of the majority of the directors then in office even though that majority is less than a quorum, provided that no vacancy or vacancies shall be filled by action of the remaining directors if, after the filling of the vacancy or vacancies, fewer than two-thirds of the directors then holding office shall have been elected by the stockholders of the Corporation. A majority of the entire Board in office at the time of the increase may fill a vacancy that results from an increase in the number of directors.
In the event that at any time a vacancy exists in any office of a director that may not be filled by the remaining directors, a special meeting of the stockholders shall be held as promptly as possible and in any event within sixty (60) days, for the purpose of filling the vacancy or vacancies. Pursuant to the Corporation's election to be subject to Section 3-
804(c)(3) of the MGCL, any director elected by the Board of Directors to fill a vacancy shall hold office for the remainder of the full term of the class of directors in which the vacancy occurred and until a successor is elected and qualifies or until his earlier death, resignation or removal.

            SECTION 6.  Place of Meetings.
Meetings of the Board of Directors may be held at any place that the Board of Directors may from time to time determine or that is specified in the notice of the meeting.

            SECTION 7.  Regular Meetings.
Regular meetings of the Board of Directors may be held without notice at the time and place determined by the Board of Directors.

            SECTION 8.  Special Meetings.
Special meetings of the Board of Directors may be called by a majority of the directors of the Corporation or by the President.

            SECTION 9.  Annual Meeting.  The
annual meeting of the Board of Directors shall be held as soon as practicable after the meeting of stockholders at which the directors were elected. No notice of such annual meeting shall be necessary if held immediately after the adjournment, and at the site, of the meeting of stockholders. If not so held, notice shall be given as hereinafter provided for special meetings of the Board of Directors.

            SECTION 10.  Notice of Special
Meetings. Notice of each special meeting of the Board of Directors shall be given by the Secretary or the President as hereinafter provided. Each notice shall state the time and place of the meeting and shall be delivered to each director, either personally or by telephone or other standard form of telecommunication, at least twenty-four (24) hours before the time at which the meeting is to be held, or by first-class mail, postage prepaid, addressed to the director at his residence or usual place of business, and mailed at least three (3) days before the day on which the meeting is to be held.

            SECTION 11.  Waiver of Notice of
Meetings. Notice of any special meeting need not be given to any director who shall, either before or after the meeting, sign a written waiver of notice that is filed with the records of the meeting or who shall attend the meeting.

            SECTION 12.  Quorum and Voting.
A majority of the members of the entire Board of Directors shall be present in person at any meeting of the Board so as to constitute a quorum for the transaction of business at the meeting, and, except as otherwise expressly required by statute, the Charter, these Bylaws, the Investment Company Act, or any other applicable statute, the act of a majority of the directors present at any meeting at which a quorum is present shall be the act of the Board. In the absence of a quorum at any meeting of the Board, a majority of the directors present may adjourn the meeting to another time and place, and notice of any adjourned meeting shall be given to the directors who were not present at the time of the adjournment and, unless the time and place were announced at the meeting at which the adjournment was taken, to the other directors. At any adjourned meeting at which a quorum is present, any business may be transacted that might have been transacted at the meeting as originally called.

            SECTION 13.  Organization.  The
President or, in his absence or inability to act, another director chosen by a majority of the directors present shall act as chairman of the meeting and preside at the meeting. The Secretary (or, in his absence or inability to act, any person appointed by the chairman) shall act as secretary of the meeting and keep the minutes of the meeting.

            SECTION 14.  Committees.  The
Board of Directors may designate one (1) or more committees of the Board of Directors, each consisting of one (1) or more directors. To the extent provided in the resolution and permitted by law, the committee or committees shall have and may exercise the powers of the Board of Directors in the management of the business and affairs of the Corporation. Any committee or committees shall have the name or names determined from time to time by resolution adopted by the Board of Directors. Each committee shall keep regular minutes of its meetings and provide those minutes to the Board of Directors when required. The members of a committee present at any meeting, whether or not they constitute a quorum, may appoint a director to act in the place of an absent member.

            SECTION 15.  Written Consent of
Directors in Lieu of a Meeting. Subject to the provisions of the Investment Company Act, any action required or permitted to be taken at any meeting of the Board of Directors or of any committee of the Board may be taken without a meeting if all members of the Board or committee, as the case may be, consent thereto in writing, and the writing or writings are filed with the minutes of the proceedings of the Board or committee.

            SECTION 16.  Telephone
Conference. Members of the Board of Directors or any committee of the Board may participate in any Board or committee meeting by means of a conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other at the same time. Participation by such means shall constitute presence in person at the meeting.

            SECTION 17.  Compensation.  Each
director shall be entitled to receive such compensation, if any, as may from time to time be fixed by the Board of Directors, including a fee for each meeting of the Board or any committee thereof, regular or special, he attends. Directors may also be reimbursed by the Corporation for all reasonable expenses incurred in traveling to and from the place of a Board or committee meeting.

            SECTION 18. 	    Reliance. Each
director and officer of the Corporation shall, in the performance of his or her duties with respect to the Corporation, be entitled to rely on any information, opinion, report or statement, including any financial statement or other financial data, prepared or presented by an officer or employee of the Corporation whom the director or officer reasonably believes to be reliable and competent in the matters presented, by a lawyer, certified public accountant or other person, as to a matter which the director or officer reasonably believes to be within the person's professional or expert competence, or, with respect to a director, by a committee of the Board of Directors on which the director does not serve, as to a matter within its designated authority, if the director reasonably believes the committee to merit confidence.

            SECTION 19. 	    Ratification. The
Board of Directors or the stockholders may ratify and make binding on the Corporation any action or inaction by the Corporation or its officers to the extent that the Board of Directors or the stockholders could have originally authorized the matter. Moreover, any action or inaction questioned in any stockholders' derivative proceeding or any other proceeding on the ground of lack of authority, defective or irregular execution, adverse interest of a director, officer or stockholder, non-disclosure, miscomputation, the application of improper principles or practices of accounting or otherwise, may be ratified, before or after judgment, by the Board of Directors or by the stockholders, and if so ratified, shall have the same force and effect as if the questioned action or inaction had been originally duly authorized, and such ratification shall be binding upon the Corporation and its stockholders and shall constitute a bar to any claim or execution of any judgment in respect of such questioned action or inaction.

            SECTION 20.     Emergency
Provisions. Notwithstanding any other provision in the charter or these Bylaws, this Section 20 shall apply during the existence of any catastrophe, or other similar emergency condition, as a result of which a quorum of the Board of Directors under
Article III of these Bylaws cannot readily be obtained (an "Emergency"). During any
Emergency, unless otherwise provided by the Board of Directors, (i) a meeting of the Board of Directors or a committee thereof may be called by any director or officer by any means feasible under the circumstances; (ii) notice of any meeting of the Board of Directors during such an Emergency may be given less than 24 hours prior to the meeting to as many directors and by such means as may be feasible at the time, including publication, television or radio; and (iii) the number of directors necessary to constitute a quorum shall be one-third of the entire Board of Directors.

ARTICLE III

OFFICERS, AGENTS AND EMPLOYEES

            SECTION 1.  Number and
Qualifications. The officers of the Corporation shall be a President, a Secretary and a Treasurer, each of whom shall be elected by the Board of Directors.
The Board of Directors may elect or appoint one (1) or more Vice Presidents and may also appoint any other officers, agents and employees it deems necessary or proper. Any two (2) or more offices may be held by the same person, except the office of President and Vice President, but no officer shall execute, acknowledge or verify in more than one capacity any instrument required by law to be executed, acknowledged or verified in more than one capacity. Officers shall be elected by the Board of Directors each year at its first meeting held after the annual meeting of stockholders, each to hold office until the meeting of the Board following the next annual meeting of the stockholders and until his successor shall have been duly elected and shall have qualified, until his death or until he shall have resigned or have been removed, as provided by these Bylaws. The Board of Directors may from time to time elect such officers (including one or more
Assistant Vice Presidents, one or more Assistant
Treasurers and one or more Assistant Secretaries) and may appoint, or delegate to the President the power to appoint, such agents as may be necessary or desirable for the business of the Corporation. Such other officers and agents shall have such duties and shall hold their offices for such terms as may be prescribed by the Board or by the appointing authority.

            SECTION 2.  Resignations.  Any
officer of the Corporation may resign at any time by giving written notice of his resignation to the Board of Directors, the President or the Secretary. Any resignation shall take effect immediately upon its receipt or at such later time specified in the resignation. Unless otherwise stated in the resignation, the acceptance of a resignation shall not be necessary to make it effective.

            SECTION 3.  Removal of Officer,
Agent or Employee. Any officer, agent or employee of the Corporation may be removed by the Board of Directors, with or without cause, at any time if the Board of Directors in its judgment finds that the best interests of the Corporation will be served thereby, and the Board may delegate the power of removal as to agents and employees not elected or appointed by the Board of Directors. Removal shall be without prejudice to the person's contract rights, if any, but the appointment of any person as an officer, agent or employee of the Corporation shall not of itself create contract rights.

            SECTION 4.  Vacancies.  A vacancy
in any office, whether arising from death, resignation, removal or any other cause, may be filled for the unexpired portion of the term of the office that shall be vacant, in the manner prescribed in these Bylaws for the regular election or appointment to the office.

            SECTION 5.  Compensation.  The
compensation of the officers of the Corporation shall be fixed by the Board of Directors, but this power may be delegated to any officer with respect to other officers under his control.

            SECTION 6.  Bonds or Other
Security. If required by the Board, any officer, agent or employee of the Corporation shall give a bond or other security for the faithful performance of his duties, in an amount and with any surety or sureties as the Board may require.

            SECTION 7.  President.  The
President shall be the chief executive officer of the Corporation and shall preside at all meetings of the stockholders and of the Board of Directors. The
President shall, subject to the control of the Board of Directors, have general charge of the business and affairs of the Corporation and may employ and discharge employees and agents of the Corporation, except those elected or appointed by the Board, and he may delegate these powers.

            SECTION 8.  Vice President.  Each
Vice President shall have the powers and perform the duties that the Board of Directors or the President may from time to time prescribe.

            SECTION 9.  Treasurer.  Subject to
the provisions of any contract that may be entered into with any custodian pursuant to authority granted by the Board of Directors, the Treasurer shall have charge of all receipts and disbursements of the Corporation and shall have or provide for the custody of the Corporation's funds and securities; he shall have full authority to receive and give receipts for all money due and payable to the Corporation, and to endorse checks, drafts and warrants, in its name and on its behalf, and to give full discharge for the same;
he shall deposit all funds of the Corporation, except those that may be required for current use, in such banks or other places of deposit as the Board of Directors may from time to time designate; and he shall, in general, perform all duties incident to the office of Treasurer and such other duties as may from time to time be assigned to him by the Board of Directors or the President.

            SECTION 10.  Secretary.  The
Secretary shall:

                  (a)  Keep or cause to be kept,
in one or more books provided for the purpose, the minutes of all meetings of the Board of Directors, the committees of the Board and the stockholders;

                  (b)  See that all notices are
duly given in accordance with the provisions of these Bylaws and as required by law;

                  (c)  Be custodian of the
records and the seal of the Corporation and affix and attest the seal to all stock certificates of the Corporation (unless the seal of the Corporation on such certificates shall be a facsimile, as hereinafter provided) and affix and attest the seal to all other documents to be executed on behalf of the Corporation under its seal;

                  (d)  See that the books,
reports, statements, certificates and other documents and records required by law to be kept and filed are properly kept and filed; and

                  (e)  In general, perform all the
duties incident to the office of Secretary and such other duties as from time to time may be assigned to him by the Board of Directors or the President.

            SECTION 11.  Delegation of Duties.
In case of the absence of any officer of the Corporation, or for any other reason that the Board of Directors may deem sufficient, the Board may confer for the time being the powers or duties, or any of them, of such officer upon any other officer or upon any director.


ARTICLE IV

STOCK

            SECTION 1.  Stock Certificates.  To
the extent provided by the Board of Directors, each holder of stock of the Corporation shall be entitled to have a certificate or certificates representing shares of stock of the Corporation owned by him. Such certificates shall be in a form approved by the Board, signed by or in the name of the Corporation by the President or a Vice President and by the Secretary or an Assistant Secretary or the Treasurer or an Assistant Treasurer and sealed with the seal of the Corporation. Any or all of the signatures or the seal on the certificate may be facsimiles. In case any officer, transfer agent or registrar who has signed or whose facsimile signature has been placed upon a certificate shall have ceased to be such officer, transfer agent or registrar before the certificate is issued, it may nevertheless be issued by the Corporation with the same effect as if the officer, transfer agent or registrar was still in office at the date of issue.

            SECTION 2.  Stock Ledger.  There
shall be maintained a stock ledger containing the name and address of each stockholder and the number of shares of stock of each class the stockholder holds. The stock ledger may be in written form or any other form which can be converted within a reasonable time into written form for visual inspection. The original or a duplicate of the stock ledger shall be kept at the principal office of the Corporation, at the office of the transfer agent for such shares or at any other office or agency specified by the Board of Directors.

            SECTION 3.  Transfers of Shares.
Transfers of shares of stock of the Corporation shall be made on the stock records of the Corporation only by the registered holder of the shares, or by his attorney thereunto authorized by power of attorney duly executed and filed with the Secretary or with a transfer agent or transfer clerk, and on surrender of the certificate or certificates, if issued, for the shares properly endorsed or accompanied by a duly executed stock transfer power and the payment of all taxes thereon. Except as otherwise provided by law, the Corporation shall be entitled to recognize the exclusive right of a person in whose name any share or shares stand on the record of stockholders as the owner of the share or shares for all purposes, including, without limitation, the rights to receive dividends or other distributions and to vote as the owner, and the Corporation shall not be bound to recognize any equitable or legal claim to or interest in any such share or shares on the part of any other person.

            SECTION 4.  Regulations.  The
Board of Directors may authorize the issuance of uncertificated securities if permitted by law. If stock certificates are issued, the Board of Directors may make any additional rules and regulations, not inconsistent with these Bylaws, as it may deem expedient concerning the issue, transfer and registration of certificates for shares of stock of the Corporation. The Board may appoint, or authorize any officer or officers to appoint, one or more transfer agents or one or more transfer clerks and one or more registrars and may require all certificates for shares of stock to bear the signature or signatures of any of them.

            SECTION 5.  Lost, Destroyed or
Mutilated Certificates. The holder of any certificate representing shares of stock of the Corporation shall immediately notify the Corporation of its loss, destruction or mutilation, and the Corporation may issue a new certificate of stock in the place of any certificate issued by it that has been alleged to have been lost or destroyed or that shall have been mutilated. The Board may, in its absolute discretion, require the owner (or his legal representative) of a lost, destroyed or mutilated certificate to give to the Corporation a bond in a sum, limited or unlimited, and form and with any surety or sureties, as the Board in its absolute discretion shall determine, to indemnify the Corporation against any claim that may be made against it on account of the alleged loss or destruction of any such certificate or issuance of a new certificate. Anything herein to the contrary notwithstanding, the Board of Directors may, in its absolute discretion, refuse to issue any such new certificate, except pursuant to legal proceedings under the MGCL.

            SECTION 6.  Fixing of Record Date
for Dividends, Distributions, etc. The Board may fix, in advance, a date not more than ninety (90) days preceding the date fixed for the payment of any dividend or the making of any distribution or the allotment of rights to subscribe for securities of the Corporation, or for the delivery of evidences of rights or evidences of interests arising out of any change, conversion or exchange of common stock or other securities, as the record date for the determination of the stockholders entitled to receive any such dividend, distribution, allotment, rights or interests, and in such case only the stockholders of record at the time so fixed shall be entitled to receive such dividend, distribution, allotment, rights or interests.

            SECTION 7.  Information to
Stockholders and Others. Any stockholder of the Corporation or his agent may, during the Corporation's usual business hours, inspect and copy the Corporation's Bylaws, minutes of the proceedings of its stockholders, annual statements of its affairs and voting trust agreements on file at its principal office.


ARTICLE V

INDEMNIFICATION AND INSURANCE

            SECTION 1.  Indemnification of
Directors and Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, or is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, enterprise or employee benefit plan shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the MGCL and the Investment
Company Act, as those statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

            SECTION 2.  Advances.  Any current
or former director or officer of the Corporation claiming indemnification within the scope of this
Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the fullest extent permissible under the MGCL and the Investment Company Act, as those statutes are now or hereafter in force; provided, however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one (1) of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; or (c) a majority of a quorum of directors of the Corporation who are neither
"interested persons" as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the proceeding ("disinterested non-party directors"), or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily-available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

            SECTION 3.  Procedure.  At the
request of any current or former director or officer, or any employee or agent whom the Corporation proposes to indemnify, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the MGCL and the Investment
Company Act, as those statutes are now or hereafter in force, whether the standards required by this
Article V and Section 2-418 of the MGCL have been met; provided, however, that indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (i) the vote of a majority of a quorum of disinterested non-party directors or (ii) an independent legal counsel in a written opinion.

            SECTION 4.  Indemnification of
Employees and Agents. Employees and agents who are not officers or directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, in accordance with the procedures set forth in this Article V to the extent permissible under the MGCL and the Investment Company Act, as those statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

            SECTION 5.  Other Rights.  The
indemnification provided by this Article V shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his capacity as such and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

            SECTION 6.  Insurance.  The
Corporation shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or who, while a director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, enterprise or employee benefit plan, against any liability asserted against and incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability.


ARTICLE VI

SEAL

	The seal of the Corporation shall be circular in form and shall bear the name of the Corporation, the year of its incorporation, the words "Corporate
Seal" and "Maryland" and any emblem or device approved by the Board of Directors. The seal may be used by causing it or a facsimile to be impressed or affixed or in any other manner reproduced, or by placing the word "(Seal)" adjacent to the signature of the authorized officer of the Corporation.


ARTICLE VII

FISCAL YEAR

            SECTION 1.  Fiscal Year.  The
Corporation's fiscal year shall be fixed by the Board of Directors.

            SECTION 2.  Accountant.

                  (a)  The Corporation shall
employ an independent public accountant or a nationally-recognized firm of independent public accountants as its Accountant to examine the accounts of the Corporation and to certify financial statements of the Corporation. The Accountant's certificates and reports shall be addressed both to the Board of Directors and to the stockholders. The employment of the Accountant shall be conditioned upon the right of the Corporation to terminate the employment forthwith without any penalty by vote of a majority of the outstanding voting securities at any stockholders' meeting called for that purpose.

                  (b)  A majority of the
members of the Board of Directors who are not "interested persons" (as such term is defined in the Investment Company Act) of the Corporation shall select the Accountant at any meeting held within thirty (30) days before or after the beginning of the fiscal year of the Corporation or before the annual stockholders' meeting in that year. Such selection shall be submitted for ratification or rejection at the next succeeding annual stockholders' meeting. If such meeting shall reject such selection, the Accountant shall be selected by majority vote of the Corporation's outstanding voting securities, either at the meeting at which the rejection occurred or at a subsequent meeting of stockholders called for that purpose.

                  (c)  Any vacancy occurring
between annual meetings, due to the resignation of the Accountant, may be filled by the vote of a majority of the members of the Board of Directors who are not "interested persons" of the Corporation, as that term is defined in the Investment Company
Act, at a meeting called for the purpose of voting on such action.


ARTICLE VIII

CUSTODY OF SECURITIES

            SECTION 1.  Employment of a
Custodian. The Corporation shall place and at all times maintain in the Custodian (including any sub-custodian for the Custodian) all funds, securities and similar investments owned by the Corporation. The
Custodian (and any sub-custodian) shall be an institution conforming to the requirements of Section
17(f) of the Investment Company Act, and the rules of the Securities and Exchange Commission thereunder. The Custodian shall be appointed from time to time by the Board of Directors, which shall fix its remuneration.

		Subject to such rules, regulations and
orders as the Securities and Exchange Commission may adopt, the Corporation may direct the Custodian to deposit all or any part of the securities owned by the Corporation in a system for the central handling of securities established by a national securities exchange or a national securities association registered with the Securities and Exchange
Commission, or otherwise in accordance with the Investment Company Act, pursuant to which system all securities of any particular class of any issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of such securities, provided that all such deposits shall be subject to withdrawal only upon the order of the Corporation or the Custodian.

            SECTION 2.  Termination of
Custodian Agreement. Upon termination of the Custodian Agreement or inability of the Custodian to continue to serve, the Board of Directors shall promptly appoint a successor Custodian, but in the event that no successor Custodian can be found who has the required qualifications and is willing to serve, the Board of Directors shall call as promptly as possible a special meeting of the stockholders to determine whether the Corporation shall function without a Custodian or shall be liquidated. If so directed by vote of the holders of a majority of the outstanding shares of stock entitled to vote of the Corporation, the Custodian shall deliver and pay over all property of the Corporation held by it as specified in such vote.
ARTICLE IX

EXCLUSIVE FORUM FOR CERTAIN
LITIGATION

            Unless the Corporation consents in
writing to the selection of an alternative forum, the Circuit Court for Baltimore City, Maryland, or, if that Court does not have jurisdiction, the United
States District Court for the District of Maryland,
Northern Division, shall be the sole and exclusive forum for (a) any Internal Corporate Claim, as such term is defined in Section 1-101(p) of the MGCL, or any successor provision thereof, (b) any derivative action or proceeding brought on behalf of the Corporation, other than actions arising under federal securities laws, (c) any action asserting a claim of breach of any duty owed by any director or officer or other employee of the Corporation to the Corporation or to the stockholders of the Corporation, (d) any action asserting a claim against the Corporation or any director or officer or other employee of the Corporation arising pursuant to any provision of the MGCL or the Charter or these Bylaws, or (e) any other action asserting a claim against the Corporation or any director or officer or other employee of the Corporation that is governed by the internal affairs doctrine. None of the foregoing actions, claims or proceedings may be brought in any court sitting outside the State of Maryland unless the Corporation consents in writing to such court.

ARTICLE X

AMENDMENTS

		These Bylaws may be amended or
repealed by the affirmative vote of a majority of the Board of Directors at any regular or special meeting of the Board of Directors, subject to the requirements of the Investment Company Act.


Dated:  December 4, 2019


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